Document And Entity Information	Feb. 27, 2025
Document Information [Line Items]
Entity, Registrant Name	NEXPOINT REAL ESTATE FINANCE, INC.
Document, Type	8-K
Document, Period End Date	Feb. 27, 2025
Entity, Incorporation, State or Country Code	MD
Entity, File Number	001-39210
Entity, Tax Identification Number	84-2178264
Entity, Address, Address Line One	300 Crescent Court
Entity, Address, Address Line Two	Suite 700
Entity, Address, City or Town	Dallas
Entity, Address, State or Province	TX
Entity, Address, Postal Zip Code	75201
City Area Code	214
Local Phone Number	276-6300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	false
Amendment Flag	false
Entity, Central Index Key	0001786248
CommonStockParValue001PerShare Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	NREF
Security Exchange Name	NYSE
SeriesACumulativeRedeemablePreferredStockParValue001PerShare850 Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	8.50% Series A Cumulative Redeemable Preferred Stock, par value $0.01 per share
Trading Symbol	NREF-PRA
Security Exchange Name	NYSE